FIXED ASSETS, NET	12 Months Ended
Dec. 31, 2015
FIXED ASSETS, NET [Abstract]
FIXED ASSETS, NET

Note 7—FIXED ASSETS, NET

Fixed assets consist of the following:

	As of December 31,
	2014	2015
	RMB	RMB	US$
Electronic equipment	185,034	212,237	32,764
Other office and warehouse equipment	106,035	112,522	17,370
Vehicles	2,447	2,447	378
Leasehold improvements	20,245	20,792	3,210
Buildings	138,447	139,934	21,602
Construction in progress	4,658	3,088	476
Total	456,866	491,020	75,800
Less: accumulated depreciation	(203,900)	(254,909)	(39,351)
Fixed assets, net	252,966	236,111	36,449

Depreciation expenses were RMB48,036, RMB53,456 and RMB58,333 (US$9,005) for the years ended December 31, 2013, 2014 and 2015, respectively.